Net financial income (loss) (Tables)	6 Months Ended
Jun. 30, 2025
Net Financial Income (Loss) [Abstract]
Schedule of Net Financial Income (Loss)

	For the six month period ended June 30,
(in thousands of euros)	2025	2024
Income from cash and cash equivalents	598	1,499
Foreign exchange gains	47	1,888
Total financial income	645	3,386
Interest costs	(4,174)	(3,772)
Net impact of accretion, discounting and catch-up on EIB loan	1,036	2,722
Lease debt interests	(69)	(89)
Foreign exchange losses	(3,624)	(324)
Total financial expenses	(6,831)	(1,463)
Net financial income (loss)	(6,186)	1,924